Employee Benefit Plans - Additional Information (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) definedBenefitPlan	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
401(k) Profit Sharing Plan
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of employee contribution	50.00%
Employer matching contribution, percent of employees' earnings	8.00%
Employer matching contribution, net of forfeitures	$ 15	$ 18	$ 11
Contributions to profit sharing retirement plan	1	2	$ 2
Swiss Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	5	4
Pension liability	25	17
Pension adjustment	(7)	(7)
Accumulated benefit obligation	$ 141	106
German Plan
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans | definedBenefitPlan	2
Acquired Plans
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 3	2
Pension liability	37	34
Pension adjustment	1	(1)
Accumulated benefit obligation	$ 47	$ 44